Cover Page	Oct. 23, 2026
Cover [Abstract]
Entity Central Index Key	0000064040
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	S&P Global Inc.
Entity Incorporation, State or Country Code	NY
Entity File Number	1-1023
Entity Tax Identification Number	13-1026995
Entity Address, Address Line One	55 Water Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10041
City Area Code	212
Local Phone Number	438-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock (par value $1.00 per share)
Trading Symbol	SPGI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false